PENSION BENEFITS (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Pension Benefits Details Narrative
Contributions made	$ 93,000	$ 564,358	$ 637,600
Additional contributions anticipated	93,000
Contributions expected	$ 279,000	$ 545,687
Estimated long term rate of return		7.50%	7.50%	7.50%